Financial Assets and Liabilities - Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements (Details) - Level 3 - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Financial Instruments [Line Items]
Contingent consideration provision	$ 29,875	$ 45,166	$ 45,166	$ 47,534
Unobservable inputs	Expected unit revenues
Relationship of unobservable inputs to fair value	Three months ended September 30, 2020: A change in the price assumptions by 10% would increase/decrease the fair value by 2%. Year ended June 30, 2020: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 3%.
Discounted cash flow [member]
Disclosure Of Financial Instruments [Line Items]
Contingent consideration provision	$ 29,875	$ 45,166
Valuation technique	Discounted cash flows
Unobservable inputs	Risk adjusted discount rate
Relationship of unobservable inputs to fair value	Three months ended September 30, 2020: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.5%. Year ended June 30, 2020: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.4%.
Discounted cash flow [member] | Weighted Average
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	(12.50%)	(12.50%)
Discounted cash flow [member] | Bottom of Range
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	11.00%	11.00%
Discounted cash flow [member] | Top of Range
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	13.00%	13.00%
Expected Sales Volume
Disclosure Of Financial Instruments [Line Items]
Unobservable inputs	Expected sales volumes
Relationship of unobservable inputs to fair value	Three months ended September 30, 2020: A change in the volume assumptions by 10% would increase/decrease the fair value by 2%. Year ended June 30, 2020: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 3%.
Probability of Success
Disclosure Of Financial Instruments [Line Items]
Unobservable inputs	Probability of success
Relationship of unobservable inputs to fair value	Three months ended September 30, 2020: A change in the probability of success assumptions by 10% and 20% would increase/decrease the fair value by 8.6% and 17.2%, respectively. Year ended June 30, 2020: A 10% and 20% increase in the probability of success assumptions would increase the fair value by 9% and 12.9%, respectively, and a 10% and 20% decrease in the probability of success assumptions would decrease the fair value by 9% and 18%, respectively.